SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables from sales distributors	$ 32,820		$ 35,302
Deposits to supplier	273,109		261,068		266,552
Subtotal	305,929		296,370
Less: Provision for doubtful accounts	(121,622)
Prepayments and deposits	184,307		296,370		269,193
Prepaid expenses					2,641
Total	$ 184,307		$ 296,370		269,193
Agape Superior Living S D N B H D [Member]
Deposits to supplier				$ 274,558	396,731	$ 429,456
Prepayments and deposits				318,267	484,880	468,850
Total				318,267	484,880	468,850
Deposits to service providers				$ 43,709	$ 88,149	$ 39,394